Reserves - Schedule of Options (Details)	12 Months Ended
	Jun. 30, 2026 $ / shares shares	Jun. 30, 2025 $ / shares shares		Jun. 30, 2024 shares	Jul. 29, 2025 shares
Schedule of Options [Line Items]
Number of options granted	383,021,830	1,361,367,516			444,812,889
Exercise Price	184,671,503	892,969	[1]	3,125
Contractor – A Zinsser [Member]
Schedule of Options [Line Items]
Number of options granted	500,000
Grant date	30.06.2025
Vesting date and exercisable date	Refer vesting condition
Tranche	A
Fair value per option at grant date | $ / shares	$ 0.008
Exercise Price	0.15
Vesting Condition	Commencement of 2 drill programs on the Horse Heaven project.
Contractor – A Zinsser One [Member]
Schedule of Options [Line Items]
Number of options granted	500,000
Grant date	30.06.2025
Vesting date and exercisable date	Refer vesting condition
Tranche	B
Fair value per option at grant date | $ / shares	$ 0.005
Exercise Price	0.2
Vesting Condition	Commencement of 2 drill programs on the Horse Heaven project.
Contractor – A Zinsser Two [Member]
Schedule of Options [Line Items]
Number of options granted	500,000
Grant date	30.06.2025
Vesting date and exercisable date	Refer vesting condition
Tranche	C
Fair value per option at grant date | $ / shares	$ 0.004
Exercise Price	0.25
Vesting Condition	Commencement of 2 drill programs on the Horse Heaven project.
Contractor – A Zinsser Three [Member]
Schedule of Options [Line Items]
Number of options granted	500,000
Grant date	30.06.2025
Vesting date and exercisable date	Refer vesting condition
Tranche	D
Fair value per option at grant date | $ / shares	$ 0.003
Exercise Price	0.3
Vesting Condition	Commencement of 2 drill programs on the Horse Heaven project.
Project Acquisition [Member]
Schedule of Options [Line Items]
Number of options granted	55,601,611
Grant date	25.07.2025
Vesting date and exercisable date	25.07.2025
Tranche	RMLOC Option price on date of issue
Fair value per option at grant date | $ / shares	$ 0.06
Exercise Price	0.018
Vesting Condition	N/A
Project Acquisition One [Member]
Schedule of Options [Line Items]
Number of options granted	55,601,611
Grant date	25.07.2025
Vesting date and exercisable date	25.07.2025
Tranche	RMLOC Option price on date of issue
Fair value per option at grant date | $ / shares	$ 0.06
Exercise Price	0.018
Vesting Condition	N/A
Project Acquisition Two [Member]
Schedule of Options [Line Items]
Number of options granted	55,601,611
Grant date	25.07.2025
Vesting date and exercisable date	25.07.2025
Tranche	RMLOC Option price on date of issue
Fair value per option at grant date | $ / shares	$ 0.06
Exercise Price	0.018
Vesting Condition	N/A
Project Acquisition Three [Member]
Schedule of Options [Line Items]
Number of options granted	55,601,612
Grant date	25.07.2025
Vesting date and exercisable date	25.07.2025
Tranche	RMLOC Option price on date of issue
Fair value per option at grant date | $ / shares	$ 0.06
Exercise Price	0.018
Vesting Condition	N/A
Project Acquisition - Brokers [Member]
Schedule of Options [Line Items]
Number of options granted	60,000,000
Grant date	25.07.2025
Vesting date and exercisable date	25.07.2025
Tranche	RMLOC Option price on date of issue
Fair value per option at grant date | $ / shares	$ 0.06
Exercise Price	0.018
Vesting Condition	N/A
Brokers Fees [Member]
Schedule of Options [Line Items]
Number of options granted	22,115,385
Grant date	25.07.2025
Vesting date and exercisable date	25.07.2025
Tranche	RMLOC Option price on date of issue
Fair value per option at grant date | $ / shares	$ 0.06
Exercise Price	0.018
Vesting Condition	N/A
Advisor One [Member]
Schedule of Options [Line Items]
Number of options granted	12,500,000
Grant date	25.07.2025
Vesting date and exercisable date	25.07.2025
Tranche	RMLOC Option price on date of issue
Fair value per option at grant date | $ / shares	$ 0.06
Exercise Price	0.018
Vesting Condition	N/A
Advisor Two [Member]
Schedule of Options [Line Items]
Number of options granted	10,000,000
Grant date	25.07.2025
Vesting date and exercisable date	25.07.2025
Tranche	E
Fair value per option at grant date | $ / shares	$ 0.039
Exercise Price	0.091
Vesting Condition	N/A
Staff – C Lindsay [Member]
Schedule of Options [Line Items]
Number of options granted	1,000,000
Grant date	17.07.2025
Vesting date and exercisable date	17.07.2026
Tranche	F
Fair value per option at grant date | $ / shares	$ 0.045
Exercise Price	0.1
Vesting Condition	Remain engaged for 12 months
Staff – C Lindsay One [Member]
Schedule of Options [Line Items]
Number of options granted	1,000,000
Grant date	17.07.2025
Vesting date and exercisable date	17.07.2026
Tranche	G
Fair value per option at grant date | $ / shares	$ 0.041
Exercise Price	0.15
Vesting Condition	Remain engaged for 12 months
Staff – C Lindsay Two [Member]
Schedule of Options [Line Items]
Number of options granted	1,000,000
Grant date	17.07.2025
Vesting date and exercisable date	17.07.2026
Tranche	H
Fair value per option at grant date | $ / shares	$ 0.038
Exercise Price	0.2
Vesting Condition	Remain engaged for 12 months
Purchase of property [Member]
Schedule of Options [Line Items]
Number of options granted	38,500,000
Grant date	27/02/2026
Vesting date and exercisable date	27.02.2026
Tranche	RMLOD Option price on date of issue
Fair value per option at grant date | $ / shares	$ 0.012
Exercise Price	0.1
Vesting Condition	N/A
Brokers One [Member]
Schedule of Options [Line Items]
Number of options granted	12,500,000
Grant date		10/03/2025
Vesting date and exercisable date	27.02.2026
Tranche	RMLOD Option price on date of issue
Fair value per option at grant date | $ / shares	$ 0.012
Exercise Price	0.1
Vesting Condition	N/A
Brokers [Member]
Schedule of Options [Line Items]
Number of options granted				12,500,000
Grant date	27/02/2026	10/12/2024
Vesting date and exercisable date		10/12/2024
Tranche		10/12/2024
Fair value per option at grant date | $ / shares		$ 0.005
Exercise Price		0.018
Vesting Condition		Successful Placement
Brokers One [Member]
Schedule of Options [Line Items]
Number of options granted				2,909,091
Vesting date and exercisable date		10/03/2025
Tranche		10/03/2025
Fair value per option at grant date | $ / shares		$ 0.009
Exercise Price		0.018
Vesting Condition		Successful Placement
Advisors/ Brokers [Member]
Schedule of Options [Line Items]
Number of options granted				87,613,636
Grant date		13/03/2025
Vesting date and exercisable date		13/03/2025
Tranche		13/03/2025
Fair value per option at grant date | $ / shares		$ 0.006
Exercise Price		0.018
Vesting Condition		N/A
Shareholders [Member]
Schedule of Options [Line Items]
Number of options granted				12,500,000
Grant date		10/12/2024
Vesting date and exercisable date		10/12/2024
Tranche		10/12/2024
Fair value per option at grant date | $ / shares		$ 0.005
Exercise Price		0.018
Vesting Condition		N/A
Shareholders One [Member]
Schedule of Options [Line Items]
Number of options granted				107,209,933
Grant date		19/03/2025
Vesting date and exercisable date		19/03/2025
Tranche		19/03/2025
Fair value per option at grant date | $ / shares
Exercise Price		0.018
Vesting Condition		Free attaching
Shareholders Two [Member]
Schedule of Options [Line Items]
Number of options granted				454,546
Grant date		01/04/2025
Vesting date and exercisable date		01/04/2025
Tranche		01/04/2025
Fair value per option at grant date | $ / shares
Exercise Price		0.018
Vesting Condition		Free attaching
M Rogatsky [Member]
Schedule of Options [Line Items]
Number of options granted				31,250,000
Grant date		10/12/2024
Vesting date and exercisable date		10/12/2024
Tranche		10/12/2024
Fair value per option at grant date | $ / shares		$ 0.005
Exercise Price		0.018
Vesting Condition		N/A
A Zaetz [Member]
Schedule of Options [Line Items]
Number of options granted				31,250,000
Grant date		10/12/2024
Vesting date and exercisable date		10/12/2024
Tranche		10/12/2024
Fair value per option at grant date | $ / shares		$ 0.005
Exercise Price		0.018
Vesting Condition		N/A
J Kopias [Member]
Schedule of Options [Line Items]
Number of options granted				4,000,000
Grant date		18/03/2025
Vesting date and exercisable date		31/07/2025
Tranche		31/07/2025
Fair value per option at grant date | $ / shares		$ 0.006
Exercise Price		0.018
Vesting Condition		Engaged by RML until 31 Jul-25
Other Staff & Contractors [Member]
Schedule of Options [Line Items]
Number of options granted				1,000,000
Grant date		18/03/2025
Vesting date and exercisable date		31/07/2025
Tranche		31/07/2025
Fair value per option at grant date | $ / shares		$ 0.006
Exercise Price		0.018
Vesting Condition		Engaged by RML until 31 Jul-25

[1]	For share options exercised during the period, the weighted average share price at the date of exercise $0.4 cents